CONSOLIDATED STATEMENTS OF INCOME OR LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 765,736	$ 650,935	$ 576,354
Cost of products sold	620,273	541,751	472,603
Related parties
Revenue	33,528	48,860	47,514
Cost of products sold	$ 34,038	$ 30,088	$ 27,288